Summary of Significant Accounting Policies (Details) - Schedule of quantitative metrics of the VIE - USD ($)	3 Months Ended		6 Months Ended			12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Variable Interest Entity [Line Items]
Cash and cash equivalence	$ 60,795	$ 55,666	$ 60,795	$ 38,013	$ 55,666	$ 38,013	$ 348,834	$ 103,868
Current assets	20,833,647		20,833,647	19,173,830		19,173,830	26,306,653
Total Assets	29,761,495		29,761,495	28,900,447		28,900,447	35,188,700
Current liabilities	14,558,935		14,558,935	13,770,110		13,770,110	21,161,217
Total liabilities	14,708,617		14,708,617	14,192,590		14,192,590	22,587,297
Total shareholders’ equity (deficit)	14,908,781		14,908,781	14,564,043		14,564,043	12,471,562
Revenues	1,189,426	2,562,552	3,489,501		4,131,639	10,635,402	11,008,532
Gross profit	$ 580,070	$ 1,055,348	$ 1,549,873		$ 1,723,594	4,246,631	4,759,775
Gross profit, percentage	48.77%	41.18%	44.42%		41.72%
Total operating expenses	$ 219,652	$ 518,448	$ 706,831		$ 918,660	2,501,093	3,141,996
Operating Income	360,418	536,900	843,042		804,934	1,745,538	1,617,779
Income from VIE	303,903	538,525	767,018		799,029	1,946,158	584,928
Net income (loss)	302,963	538,525	760,612	$ 932,148	799,029	1,731,177	979,907
Total Comprehensive Income	(471,823)	757,633	348,928		970,327	2,106,454	1,876,494
OPERATING ACTIVITIES
Net income	300,614	$ 536,994	758,375		797,129	1,720,105	975,504
Net cash provided by (used in) operating activities			121,069		3,618,813	4,930,236	1,807,790
Net cash provided by (used in) investment activities			(27,857)			(1,158,773)	(75,346)
Net cash provided by (used in) financing activities			(266,408)		$ (3,974,127)	$ (4,363,568)	$ (1,368,247)
Parent Company [Member]
Variable Interest Entity [Line Items]
Cash and cash equivalence
Current assets
Intercompany receivable from VIE
Investment in Subsidiaries	2,046,656		2,046,656
Total Assets	2,046,656		2,046,656
Current liabilities	11,784		11,784
Intercompany payable to WFOE
Total liabilities	11,784		11,784
Total shareholders’ equity (deficit)	2,034,872		2,034,872
Revenues
Gross profit
Service fee expense from VIE to WFOE
Total operating expenses
Operating Income
Income from VIE
Income (loss) from equity method investment			970,808
Net income (loss)			970,808
Total Comprehensive Income			970,808
OPERATING ACTIVITIES
Net income			970,808
Equity in earnings of subsidiaries			(970,808)
Intercompany receivable / payable between WFOE and VIE
Net cash provided by (used in) operating activities
Net cash provided by (used in) investment activities
Net cash provided by (used in) financing activities
Shanghai Muliang Industry Co., Ltd. and its subsidiaries (the VIEs) [Member]
Variable Interest Entity [Line Items]
Cash and cash equivalence	13,402		13,402
Current assets	20,655,965		20,655,965
Intercompany receivable from VIE
Investment in Subsidiaries
Total Assets	28,886,401		28,886,401
Current liabilities	13,906,587		13,906,587
Intercompany payable to WFOE	8,815,769		8,815,769
Total liabilities	22,872,038		22,872,038
Total shareholders’ equity (deficit)	6,014,363		6,014,363
Revenues			3,038,749
Gross profit			1,357,525
Service fee expense from VIE to WFOE			868,131
Total operating expenses			1,279,937
Operating Income			945,719
Income from VIE
Income (loss) from equity method investment
Net income (loss)
Total Comprehensive Income			(604,398)
OPERATING ACTIVITIES
Net income
Equity in earnings of subsidiaries
Intercompany receivable / payable between WFOE and VIE			868,131
Net cash provided by (used in) operating activities			301,982
Net cash provided by (used in) investment activities			(27,857)
Net cash provided by (used in) financing activities			(266,408)
Subsidiaries [Member]
Variable Interest Entity [Line Items]
Cash and cash equivalence	47,393		47,393
Current assets	177,682		177,682
Intercompany receivable from VIE
Investment in Subsidiaries
Total Assets	875,094		875,094
Current liabilities	609,483		609,483
Intercompany payable to WFOE
Total liabilities	609,483		609,483
Total shareholders’ equity (deficit)	265,611		265,611
Revenues			450,752
Gross profit			192,348
Service fee expense from VIE to WFOE
Total operating expenses			295,025
Operating Income			(102,677)
Income from VIE
Income (loss) from equity method investment
Net income (loss)			(107,519)
Total Comprehensive Income			85,195
OPERATING ACTIVITIES
Net income			(107,519)
Equity in earnings of subsidiaries
Intercompany receivable / payable between WFOE and VIE
Net cash provided by (used in) operating activities			(180,913)
Net cash provided by (used in) investment activities
Net cash provided by (used in) financing activities
Elimination of intercompany balances [Member]
Variable Interest Entity [Line Items]
Cash and cash equivalence
Current assets
Intercompany receivable from VIE	(8,815,769)		(8,815,769)
Investment in Subsidiaries	(2,046,656)		(2,046,656)
Total Assets	(10,862,425)		(10,862,425)
Intercompany payable to WFOE	(8,815,769)		(8,815,769)
Total liabilities	(8,815,769)		(8,815,769)
Total shareholders’ equity (deficit)	(2,046,656)		(2,046,656)
Revenues
Gross profit
Service fee expense from VIE to WFOE			(868,131)
Total operating expenses			(868,131)
Operating Income			(868,131)
Income from VIE			(868,131)
Income (loss) from equity method investment			(970,808)
Net income (loss)			(970,808)
Total Comprehensive Income			(970,808)
OPERATING ACTIVITIES
Net income			(970,808)
Equity in earnings of subsidiaries			970,808
Intercompany receivable / payable between WFOE and VIE
Net cash provided by (used in) operating activities
Net cash provided by (used in) investment activities
Net cash provided by (used in) financing activities
Consolidated Financials [Member]
Variable Interest Entity [Line Items]
Cash and cash equivalence	60,795		60,795
Current assets	20,833,647		20,833,647
Intercompany receivable from VIE
Investment in Subsidiaries
Total Assets	29,761,495		29,761,495
Current liabilities	14,558,935		14,558,935
Intercompany payable to WFOE
Total liabilities	14,708,617		14,708,617
Total shareholders’ equity (deficit)	$ 15,052,878		15,052,878
Revenues			3,489,501
Gross profit			1,549,873
Service fee expense from VIE to WFOE
Total operating expenses			706,831
Operating Income			843,042
Income from VIE
Income (loss) from equity method investment
Net income (loss)			760,612
Total Comprehensive Income			348,928
OPERATING ACTIVITIES
Net income			760,612
Equity in earnings of subsidiaries
Intercompany receivable / payable between WFOE and VIE
Net cash provided by (used in) operating activities			121,069
Net cash provided by (used in) investment activities			(27,857)
Net cash provided by (used in) financing activities			$ (266,408)
Percentage of the Consolidated Financials [Member]
Variable Interest Entity [Line Items]
Cash and cash equivalence, percentage	22.00%		22.00%
Current assets, percentage	99.00%		99.00%
Intercompany receivable from VIE, percentage
Investment in Subsidiaries, percentage
Total Assets, percentage	97.00%		97.00%
Current liabilities, percentage	96.00%		96.00%
Intercompany payable to WFOE, percentage
Total liabilities, percentage	156.00%		156.00%
Total shareholders’ equity (deficit), percentage	40.00%		40.00%
Revenues, percentage			87.00%
Gross profit, percentage			88.00%
Service fee expense from VIE to WFOE, percentage
Total operating expenses, percentage			181.00%
Operating Income, percentage			112.00%
Income from VIE, percentage
Income (loss) from equity method investment, percentage
Net income (loss), percentage			0.00%
Total Comprehensive Income, percentage			(173.00%)
OPERATING ACTIVITIES
Net income, percentage			0.00%
Equity in earnings of subsidiaries, percentage
Intercompany receivable / payable between WFOE and VIE, percentage
Net cash provided by (used in) operating activities, percentage			249.00%
Net cash provided by (used in) investment activities, percentage			100.00%
Net cash provided by (used in) financing activities, percentage			100.00%
WFOE (Shanghai Mufeng) - Note 3 B [Member]
Variable Interest Entity [Line Items]
Cash and cash equivalence
Current assets
Intercompany receivable from VIE	8,815,769		8,815,769
Investment in Subsidiaries
Total Assets	8,815,769		8,815,769
Current liabilities	31,081		31,081
Intercompany payable to WFOE
Total liabilities	31,081		31,081
Total shareholders’ equity (deficit)	$ 8,784,688		8,784,688
Revenues
Gross profit
Service fee expense from VIE to WFOE
Total operating expenses
Operating Income			868,131
Income from VIE			868,131
Income (loss) from equity method investment
Net income (loss)			868,131
Total Comprehensive Income			868,131
OPERATING ACTIVITIES
Net income			868,131
Intercompany receivable / payable between WFOE and VIE			(868,131)
Net cash provided by (used in) operating activities
Net cash provided by (used in) investment activities
Net cash provided by (used in) financing activities